Inventory	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory

NOTE 4 – Inventory

As of June 30, 2017 and 2016 inventory consisted of the following:

	June 30, 2017	June 30, 2016
Finished inventory	$216,711	$290,368
Raw materials and packaging	7,984	—
Total	$224,695	$290,368

NOTE 4 – Inventory

As of June 30, 2017 and 2016 inventory consisted of the following:

	June 30, 2017	June 30, 2016
Finished inventory	$216,711	$290,368
Raw materials and packaging	7,984	—
Total	$224,695	$290,368